Investments In Affiliated Companies, Partnership And Other Companies (Investments In Companies Accounted For Under The Equity Method) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments	$ 125,816		$ 122,237
Equity Method Investments, additional investment through convertible bonds	6,222		4,241		13,555
SCD
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments	73,007	[1]	68,692	[1]
Equity method investment ownership percentage	50.00%
VSI
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments	12,535	[2]	16,715	[2]
Equity method investment ownership percentage	50.00%
Opgal
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments	14,452	[3]	13,470	[3]
Equity method investment ownership percentage	50.001%
UTI Netcity
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments	12,307	[4]	12,129	[4]
Ownership percentage in subsidiaries	40.00%
Others
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments	13,515	[5]	11,231	[5]
Rafael Advanced Defense Systems Ltd
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investment ownership percentage	50.00%
Rockwell Collins Inc
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investment ownership percentage	50.00%
Subsidiary Of Rafael
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investment ownership percentage	49.999%
Sharp Elbit Systems Aerospace, Inc.
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investment ownership percentage	19.00%
Additions to equity method investments	2,500
Equity Method Investments, Additional Investments through Convertible Bonds, Maximum Possible Ownership Percentage Held	50.00%
Convertible Debt Securities [Member] | Sharp Elbit Systems Aerospace, Inc.
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity Method Investments, additional investment through convertible bonds	$ 1,900
Vesting period	2 years

[1]	Semi Conductor Devices (“SCD”) is an Israeli partnership, held 50% by the Company and 50% by Rafael Advanced Defense Systems Ltd. (“Rafael”). SCD is engaged in the development and production of various thermal detectors and laser diodes. SCD is jointly controlled and therefore is not consolidated in the Company’s financial statements.
[2]	Vision Systems International LLC (“VSI”) and Rockwell Collins ESA Vision Systems LLC ("RCEVS") are U.S. limited liability companies, each held 50% by ESA and 50% by a subsidiary of Rockwell Collins Inc. VSI and RCEVS operate in the area of helmet mounted display systems for fixed-wing military aircraft. VSI and RCEVS are jointly controlled and therefore are not consolidated in the Company’s financial statements.
[3]	Opgal Optronics Industries Ltd. (“Opgal”) is an Israeli company owned 50.001% by the Company and 49.999% by Rafael. Opgal focuses mainly on commercial applications of thermal imaging and electro-optic technologies. The Company jointly controls Opgal with Rafael, and therefore Opgal is not consolidated in the Company’s financial statements.
[4]	UTI NETCITY Investments BV S.A ("Netcity") is a Romanian company held 40% by the Company. Netcity is engaged in the construction of fiber-telecommunication networks in Romania.
[5]	During 2013, the Company invested in a Korean joint stock corporation, Sharp Elbit Systems Aerospace, Inc. ("SESA") approximately $2,500. SESA, based in South Korea, in which the Company holds 19%, is engaged in the areas of maintenance, repair, assembly and manufacturing of military aircraft avionics. The Company invested approximately additional $1,900 through a convertible bond in SESA. The convertible bond can be converted into common shares of SESA following a two-year vesting period. If converted, the Company's holdings in SESA would reach 50%.